Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2018
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Asset Retirement Obligations and Accrued Environmental Costs

NOTE 20	ASSET RETIREMENT OBLIGATIONS AND ACCRUED ENVIRONMENTAL COSTS

A provision is an estimated liability with uncertainty over the timing or amount that will be paid. The most significant asset retirement and environmental remediation provisions relate to costs to restore potash and phosphate sites to their original, or another specified, condition.

Accounting Policies	Accounting Estimates and Judgments

Provisions are:

•  recognized for present legal or constructive obligations arising from past events where a future outflow of resources is probable, provided that amount can be reliably estimated;

•  measured at the present value of the cash flow expected to be required to settle the obligation; and

•  reviewed at the end of each reporting period for any changes, including the discount rate, foreign exchange rate and amount or timing of the underlying cash flows, and adjusted against the carrying amount of the provision and any related asset; otherwise, it is recognized in net earnings.

A gain or loss may be incurred upon settlement of the liability.

As a result of the Merger, the Company recognized contingent liabilities, which represents additional environmental costs that are present obligations of the Company although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the best estimate of the expenditures to be incurred.

Asset retirement obligations and accrued environmental costs include:

•  reclamation and restoration costs at the Company’s potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;

•  land reclamation and revegetation programs;

•  decommissioning of underground and surface operating facilities;

•  general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and

•  post-closure care and maintenance.

Estimates for provisions take into account:

•  most provisions will not be settled for a number of years;

•  environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting the Company’s operations could change, either of which could result in significant changes to current plans; and

•  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on the Company’s financial statements.

The Company uses appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which it operates. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

The pre-tax risk-free discount rate and expected cash flow payments for asset retirement obligations and accrued environmental costs at December 31, 2018 were as follows:

	Asset Retirement Obligations		Accrued Environmental Costs

	Risk-Free Rate (%) [1]	Cash Flow Payments (years) [2]	Risk-Free Rate (%) [1]	Cash Flow Payments (years)
Potash sites	3.64 – 5.00	52 – 430	n/a	n/a
Phosphate sites	1.60 – 5.43	1 – 483	2.08 – 4.27	1 – 30
Other	1.22 – 6.50	1 – 49	2.05 – 4.27	1 – 30

1	Risk-free discount rates reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.
2

Time frame in which payments are expected to principally occur from December 31, 2018, with the majority of phosphate payments taking place over the next 80 years. Changes in years can result from changes to the mine life and/or changes in the rate of tailing volumes.

n/a = not applicable

Sensitivity of asset retirement obligations and accrued environmental costs to changes in the discount rate on the recorded liability as at December 31, 2018 was as follows:

				Discount Rate
	Undiscounted Cash Flows		Discounted Cash Flows	+0.5%	-0.5%
Asset retirement obligations				$(88)	$88
Potash sites	$675	[1]	$130
Phosphate sites	1,636		1,125
Other	101		40
Accrued environmental costs				(12)	15
Phosphate sites	321		246
Other	318		288

1

Represents total undiscounted cash flows in the first year of decommissioning for operating sites and cash flows for all years for sites that were or would be permanently shut down. For operating sites, excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 90-375 years.

Supporting Information

Following is a reconciliation of asset retirement and environmental restoration obligations:

	Asset Retirement Obligations	Accrued Environmental Costs	Total

Balance – December 31, 2017	$702	$21	$	723
Merger impact [1]	608	525		1,133
Recorded in earnings	64	12		76
Capitalized to property, plant and equipment	9	–		9
Settled during the year	(57)	(12)		(69)
Foreign currency translation	(31)	(12)		(43)

Balance – December 31, 2018	$1,295	$534	$	1,829

Balance as at December 31, 2018 comprised of:
Current liabilities
Payables and accrued charges (Note 19)	$122	$34	$	156
Non-current liabilities
Asset retirement obligations and accrued environmental costs	$1,173	$500	$	1,673

1	Asset retirement obligations of $201 and accrued environmental costs of $376 represent contingent liabilities recognized as a result of the Merger. Refer to Note 3.